Subordinated Notes and Debentures (Narrative) (Details) - NVCC [member] - CAD ($) $ in Millions		6 Months Ended
	Apr. 09, 2024	Apr. 30, 2024
Disclosure of detailed information about borrowings [line items]
Face amount of debt	$ 1,750
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period		10 days
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Redemption notice period		60 days
Through April 9, 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.177%
April 9, 2029 To April 9, 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.53%
Borrowings, interest rate basis	Daily Compounded Canadian Overnight Repo Rate Average